UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Income Securities Inc.
Portfolio of Investments December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (86.7%)
	Accident & Health Insurance (0.3%)
$445	Travelers Cos Inc. (The)	5.80%	05/15/18	$429,447

	Advertising/Marketing Services (0.1%)
175	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	78,750

	Aerospace & Defense (0.3%)
444	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	390,401

	Airlines (0.2%)
345	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	213,884

	Aluminum (0.4%)
610	Alcoa Inc.	6.75	07/15/18	499,883

	Banks — Commercial (0.2%)
240	Northern Trust Company	6.50	08/15/18	256,877

	Beverages: Alcoholic (1.1%)
210	Anheuser-Busch Companies, Inc.	5.50	01/15/18	191,210
645	Diageo Capital Plc	7.375	01/15/14	687,809
780	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	643,782

				1,522,801

	Biotechnology (1.0%)
340	Amgen Inc.	5.85	06/01/17	351,714
970	Biogen Idec Inc.	6.875	03/01/18	949,323

				1,301,037

	Broadcasting (0.4%)
570	Grupo Televisa S.A. - 144A (Mexico) (a)	6.00	05/15/18	482,163

	Cable/Satellite TV (4.6%)
1,605	Comcast Cable Communications, Inc.	7.125	06/15/13	1,578,251
1,250	Comcast Corp.	5.70	05/15/18	1,174,335
2,185	Comcast Corp.	6.50	01/15/15	2,150,339
125	DIRECTV Holdings Financing Co.	6.375	06/15/15	115,938
580	DIRECTV Holdings Financing Co. - 144A (a)	7.625	05/15/16	565,500
515	EchoStar DBS Corp.	6.375	10/01/11	480,238
45	Echostar DBS Corp.	6.625	10/01/14	37,688

				6,102,289

	Canadian Oil & Gas (0.6%)
950	Canadian Natural Resources Ltd.	6.25	03/15/38	748,855

	Chemicals: Agricultural (0.2%)
225	Monsanto Co.	5.125	04/15/18	236,511

	Computer Processing Hardware (0.4%)
535	Dell Inc. - 144A (a)	5.65	04/15/18	479,690

	Construction Materials (0.2%)
460	CRH America Inc.	8.125	07/15/18	332,608

	Data Processing Services (0.5%)
720	Fiserv, Inc.	6.80	11/20/17	638,760

	Department Stores (1.1%)
1,450	General Electric Capital Corp.	5.625	05/01/18	1,463,138

	Discount Stores (0.1%)
145	Target Corp.	6.50	10/15/37	124,876

	Diversified Manufacturing (0.3%)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
480	Tyco Electronic Group SA (Luxemburg)	5.95	01/15/14	416,202

	Drugstore Chains (0.8%)
65	CVS Caremark Corp.	5.75	06/01/17	61,295

470	CVS Corp.	5.75	08/15/11	471,907
930	CVS Lease Pass-Through - 144A (a)	6.036	12/10/28	566,859

				1,100,061

	Electric Utilities (9.9%)
760	AES Corp. (The) - 144A (a)	8.00	06/01/20	592,800
900	Carolina Power & Light Co.	5.125	09/15/13	903,765
285	CenterPoint Energy Resources, Corp.	6.25	02/01/37	201,721
305	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	282,766
1,000	Consumers Energy Co.	4.00	05/15/10	974,359
710	E.ON International Finance BV - 144A (a)	5.80	04/30/18	664,995
400	Enel Finance International - 144A (Luxembourg) (a)	5.70	01/15/13	368,570
1,300	Exelon Corp.	6.75	05/01/11	1,269,424
215	Indianapolis Power & Light Co. - 144A (a)	6.30	07/01/13	221,135
250	Nevada Power Co.	8.25	06/01/11	256,403
1,565	Ohio Edison Co.	6.40	07/15/16	1,407,034
1,310	Ohio Power Company (Series K)	6.00	06/01/16	1,255,221
380	Oncor Electric Delivery - 144A (a)	6.80	09/01/18	365,049
500	Pacific Gas & Electric Co.	5.625	11/30/17	512,988
475	PPL Energy Supply LLC	6.50	05/01/18	386,176
170	Public Service Electric & Gas Co. (Series B)	6.50	08/01/38	190,324
185	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	180,618
920	Texas Eastern Transmission	7.00	07/15/32	852,817
430	Union Electric Co.	6.40	06/15/17	392,629
1,800	Virginia Electric Power Co.	5.95	09/15/17	1,814,994

				13,093,788

	Electrical Products (0.6%)
785	Cooper Industries, Inc.	5.25	11/15/12	793,629

	Electronic Components (0.4%)
635	Philips Electronics N.V. (Netherlands)	5.75	03/11/18	586,073

	Electronic Equipment/Instruments (0.7%)
1,165	Xerox Corp.	6.35	05/15/18	912,633

	Electronic Production Equipment (0.4%)
765	KLA Instruments Corp.	6.90	05/01/18	579,503

	Finance/Rental/Leasing (1.3%)
555	Capital One Financial Corp.	6.75	09/15/17	538,426
840	CIT Group, Inc.	5.65	02/13/17	584,959
600	Countrywide Financial Corp.	6.25	05/15/16	570,527

				1,693,912

	Financial Conglomerates (0.7%)
360	American Express Credit Corp. (Series C)	7.30	08/20/13	368,851
510	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	211,650
170	Citigroup Inc.	5.875	05/29/37	170,456
285	Prudential Financial, Inc.	6.625	12/01/37	194,798

				945,755

	Food Retail (1.5%)
576	Delhaize America, Inc.	9.00	04/15/31	583,924
280	Kroger Co. (The)	5.00	04/15/13	269,808
325	Kroger Co. (The)	5.00	01/15/14	341,996
735	Kroger Co. (The)	6.40	08/15/17	742,437

				1,938,165

	Food: Major Diversified (3.5%)
800	ConAgra Foods, Inc.	7.00	10/01/28	786,874
670	ConAgra Foods, Inc.	8.25	09/15/30	736,720
720	General Mills Inc.	5.25	08/15/13	725,074
1,490	Kraft Foods Inc.	6.125	02/01/18	1,462,550
290	Kraft Foods Inc.	6.75	02/19/14	301,276
645	Kraft Foods Inc.	6.00	02/11/13	656,056

				4,668,550

	Foods & Beverages (0.5%)
715	Dr. Pepper Snapple Group, Inc. - 144A (a)	6.82	05/01/18	706,441

	Gas Distributors (2.4%)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
285	DCP Midstream LLC - 144A (a)	6.75	09/15/37	215,660
675	Equitable Resources Inc.	6.50	04/01/18	631,558
460	NiSource Finance Corp.	6.80	01/15/19	289,676
745	NiSource Finance Corp.	2.723	11/23/09	671,425
790	NiSource Finance Corp.	7.875	11/15/10	723,221
700	Questar Market Resources, Inc.	6.80	04/01/18	674,678

				3,206,218

	Home Building (0.1%)
240	Pulte Homes, Inc.	6.375	05/15/33	128,400

	Home Improvement Chains (1.4%)
2,110	Home Depot Inc. (The)	5.40	03/01/16	1,890,995

	Hospital/Nursing Management (0.1%)
245	Tenet Healthcare Corp.	7.375	02/01/13	175,788

	Hotels/Resorts/Cruiselines (0.2%)
535	Starwood Hotels & Resorts Worldwide, Inc.	6.75	05/15/18	294,671

	Industrial Conglomerates (1.2%)
785	General Electric Co.	5.25	12/06/17	783,983
360	Honeywell International Inc.	5.30	03/01/18	367,962
435	Ingersoll-Rand Global Holdings Co. Ltd. (Bermuda)	6.875	08/15/18	416,714

				1,568,659

	Information Technology Services (0.1%)
100	IBM Corp.	8.00	10/15/38	133,573

	Insurance Brokers/Services (1.0%)
1,170	Catlin Insurance Co., Ltd. - 144A (Bahamas) (a)	7.249	12/31/49	465,859
205	Farmers Exchange Capital - 144A (a)	7.05	07/15/28	125,756
1,080	Farmers Insurance Exchange - 144A (a)	8.625	05/01/24	722,984

				1,314,599

	Integrated Oil (1.6%)
490	Hess Corp.	7.125	03/15/33	436,979
1,125	Marathon Oil Corp.	6.00	10/01/17	960,813
1,030	Petro-Canada (Canada)	5.95	05/15/35	710,355

				2,108,147

	International Banks (0.2%)
255	UBS AG Stamford	5.875	12/20/17	234,650

	Investment Banks/Brokers (1.4%)
530	Bear Stearns Companies Inc. (The)	6.40	10/02/17	551,685
390	Goldman Sachs Group Inc. (The)	6.75	10/01/37	317,507
400	Goldman Sachs Group Inc. (The)	6.15	04/01/18	385,049
555	Merrill Lynch & Co. Inc. (Series C)	6.875	04/25/18	581,543

				1,835,784

	Life/Health Insurance (0.2%)
220	Metlife, Inc. (Series A)	6.817	08/15/18	209,889

	Major Banks (3.0%)
1,190	Bank of America Corp.	5.65	05/01/18	1,199,213
535	Bank of America Corp.	5.75	12/01/17	535,087
445	Bank of New York Mellon Corp. (Series G)	4.50	04/01/13	442,897
245	Barclays Bank Plc. - 144A (United Kingdom) (a)	6.05	12/04/17	216,495
140	Credit Suisse New York (CH)	5.00	05/15/13	134,870
390	Credit Suisse New York (CH)	6.00	02/15/18	358,756
90	Credit Suisse USA Inc. 5.125	5.125	08/15/15	81,854
795	HBOS Plc. - 144A (United Kingdom) (a)	6.75	05/21/18	700,841
315	Wells Fargo & Co.	5.625	12/11/17	329,209

				3,999,222

	Major Telecommunications (10.0%)
1,465	AT&T Corp.	8.00	11/15/31	1,845,638
870	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	1,075,717
335	Deutsche Telekom International Finance Corp. NV (Netherlands)	6.75	08/20/18	340,290
1,010	France Telecom S.A. (France)	8.50	03/01/31	1,271,593
710	Rogers Communications, Inc. (Canada)	6.80	08/15/18	718,661
1,525	SBC Communications, Inc.	6.15	09/15/34	1,572,489
525	Sprint Capital Corp.	8.75	03/15/32	355,042
1,690	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	1,288,025
160	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	130,009

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
970	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	892,615
2,000	Telefonica Europe BV (Netherlands)	8.25	09/15/30	2,348,514
840	Verizon New England Inc.	5.50	02/15/18	809,372
100	Verizon Communications Inc.	8.95	03/01/39	129,568
405	Verizon New England Inc.	6.50	09/15/11	402,278

				13,179,811

	Managed Health Care (0.2%)
320	Unitedhealth Group Inc.	6.00	02/15/18	295,746

	Marine Shipping (0.3%)
290	Union Pacific Corp.	7.875	01/15/19	331,894

	Media Conglomerates (7.4%)
1,110	News America, Inc.	6.65	11/15/37	1,102,129
795	News America, Inc.	6.40	12/15/35	737,036
465	Thomson Reuters Corp. (Canada)	6.50	07/15/18	423,569
2,320	Time Warner Cable, Inc.	6.75	07/01/18	2,237,540
520	Time Warner Cable, Inc.	8.75	02/14/19	566,376
3,230	Time Warner, Inc.	5.875	11/15/16	2,900,056
1,350	Viacom, Inc.	6.875	04/30/36	1,069,706
905	Vivendi - 144A (France) (a)	6.625	04/04/18	731,511

				9,767,923

	Medical Specialties (2.1%)
130	Baxter International Inc.	4.625	03/15/15	130,797
215	Baxter International Inc.	5.375	06/01/18	225,168
685	Covidien International Finance SA - 144A (a)	6.00	10/15/17	676,894
565	Fisher Scientific International, Inc.	6.125	07/01/15	498,548
1,330	Hospira, Inc.	4.242	03/30/10	1,297,888

				2,829,295

	Motor Vehicles (0.6%)
675	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	494,576
465	Harley-Davidson Funding Corp. - 144A (a)	6.80	06/15/18	251,282

				745,858

	Multi-Line Insurance (0.4%)
645	AIG SunAmerica Global Financing VI - 144A* (a)	6.30	05/10/11	554,903
750	Two-Rock Pass Through - 144A (Bahamas) (a)	3.743	12/31/49	15,938

				570,841

	Oil & Gas Pipelines (4.5%)
443	Colorado Interstate Gas Co.	6.80	11/15/15	383,856
2,685	Enterprise Products Operating L.P. (Series B)	5.60	10/15/14	2,280,746
190	Gaz Capital - 144A (Luxemburg) (a)	6.51	03/07/22	114,000
610	Kinder Morgan Energy Partners, L.P.	5.95	02/15/18	521,487
415	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	380,363
980	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	735,000
1,010	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	670,039
480	TransCanada Pipelines Ltd. (Canada)	6.20	10/15/37	418,236
470	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	459,009

				5,962,736

	Oil & Gas Production (3.8%)
385	Chesapeake Energy Corp.	7.625	07/15/13	333,025
260	Devon Financing Corp.	6.875	09/30/11	262,543
940	Devon Financing Corp.	7.875	09/30/31	1,037,905
1,270	Encana Corp. (Canada)	6.50	02/01/38	1,024,795
210	Newfield Exploration Co.	7.125	05/15/18	166,950
1,020	XTO Energy, Inc.	5.50	06/15/18	925,030
1,250	XTO Energy, Inc.	6.50	12/15/18	1,212,204

				4,962,452

	Oil Related (0.6%)
800	Transocean Inc.	6.00	03/15/18	729,888

	Oilfield Services/Equipment (0.6%)
850	Weatherford International Ltd. (Bermuda)	6.35	06/15/17	726,549

	Other Metals/Minerals (1.0%)
1,030	Brascan Corp. (Canada)	7.125	06/15/12	633,450
995	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	730,681

				1,364,131

	Packaged Software (0.6%)
730	Oracle Corp.	5.75	04/15/18	764,930

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Pharmaceuticals: Major (2.1%)
475	AstraZeneca PLC	5.90		09/15/17	505,659
955	GlaxoSmithKline Capital Inc.	5.65		05/15/18	1,004,889
885	Schering-Plough Corp.	6.00		09/15/17	877,535
285	Wyeth	5.45		04/01/17	290,752
70	Wyeth	5.50		02/15/16	71,384

					2,750,219

	Property — Casualty Insurers (1.3%)
500	ACE INA Holdings Inc.	5.60		05/15/15	454,485
790	Berkshire Hathaway Finance Corp. - 144A (a)	5.40		05/15/18	813,570
135	Chubb Corp. (The)	5.75		05/15/18	129,853
500	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	325,009

					1,722,917

	Railroads (0.6%)
800	Union Pacific Corp.	5.45		01/31/13	776,663

	Restaurants (0.6%)
725	Tricon Global Restaurants, Inc.	8.875		04/15/11	734,716

	Savings Banks (0.6%)
855	Sovereign Bancorp, Inc.	1.728		03/23/10	759,407

	Services to the Health Industry (0.8%)
1,115	Medco Health Solutions, Inc.	7.125		03/15/18	1,032,047

	Specialty Telecommunications (0.2%)
435	Citizens Communications Inc.	7.125		03/15/19	293,625

	Steel (0.5%)
660	ArcelorMittal - 144A (a)	6.125		06/01/18	452,663
335	Evraz Group SA - 144A (Luxembourg) (a)	9.50		04/24/18	169,175

					621,838

	Telecommunication Equipment (0.1%)
135	Corning Inc.	7.25		08/15/36	109,037

	Telecommunications (0.3%)
525	Qwest Corp.	6.50		06/01/17	391,124

	Tobacco (1.6%)
390	Altria Group Inc.	9.70		11/10/18	422,202
375	Bat International Finance Plc	9.50		11/15/18	417,538
895	Philip Morris International	5.65		05/16/18	888,837
345	Reynolds American Inc.	6.50		07/15/10	342,934

					2,071,511

	Wireless Telecommunications (0.7%)
310	VIP Finance Ireland Ltd. - 144A (a)	9.125		04/30/18	168,950
775	Vodafone Group Plc (United Kingdom)	5.625		02/27/17	731,408

					900,358

	TOTAL CORPORATE BONDS (Cost $126,823,553)				114,232,793

	Collateralized Mortgage Obligations ( c ) (0.0%)
471	Countrywide Alternative Loan Trust 2005-51 B1	1.508	(b)	11/20/35	3,018
425	Master Adjustable Rate Mortgages Trust	1.321	(b)	05/25/47	1,591

	Total Collateralized Mortgage Obligations (Cost $621,311)				4,609

NUMBER OF
SHARES
	Convertible Preferred Stock (0.0%)
4,000	Federal National Mortgage Assoc. $4.375 (Cost $200,000)	4,360

	Non-Convertible Preferred Stock (0.6%)
31,050	US Bancorp (Series D) $1.969 (Cost $780,907)	829,035

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Foreign Government Obligation (0.6%)
MXN 770	Mexican Fixed Rate Bonds (Series M20) (Mexico) (Cost $673,308)	5.625%	01/15/17	773,850

	SHORT-TERM INVESTMENTS (15.5%)
	U.S. Government Obligations (d) (e) (5.7%)
$2,925	U.S. Treasury Bills	0.0095 - 0.72	1/15/2009	2,924,450
4,570	U.S. Treasury Bills	0.0001 - 0.32	5/15/2009	4,568,123

	Total U.S. Government Obligations (Cost $7,492,552)			7,492,573

NUMBER OF
SHARES (000)
	Investment Company (f) (g) (9.8%)
12,848	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $12,847,630)		12,847,630

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,340,182)		20,340,203

	TOTAL INVESTMENTS (Cost $149,439,261) (h) (i)	103.4%	136,184,850
	LIABILITIES IN EXCESS OF OTHER ASSETS	(3.4)	(4,453,865)

	NET ASSETS	100.0%	$131,730,985

MTN	Medium Term Note.

MXN	Mexican New Peso.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at December 31, 2008.

(c)	Securities with a total market value equal to $4,609 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $950,050.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	May include cash designated as collateral in connection with open swap contracts.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(h)	Securities have been designated as collateral in amount equal to $57,547,766 in connection with open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at December 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

60	Long	US Treasury Note 2 Year
		March 2009	$13,083,750	$91,014
21	Long	US Treasury Note 20 Year
		March 2009	2,898,984	249,117
12	Short	US Treasury Note 5 Year
		March 2009	(1,428,656)	(420)
73	Short	Swap Futures 5 Year
		March 2009	(8,603,735)	(132,143)
188	Short	US Treasury Note 10 Year
		March 2009	(23,641,000)	(1,818,108)
184	Short	Swap Futures 10 Year
		March 2009	(23,822,250)	(660,356)

	Net Unrealized Deppreciation			$(2,270,896)

Interest Rate Swap Contracts Open at December 31, 2008:

		NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
		AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND		BY FUND #		DATE	(DEPRECIATION)

Bank of America, N.A.		$25,728	Fixed Rate 2.1575%		Floating Rate 2.1575	#%	May 25, 2017	$3,161,457
Bank of America, N.A.		30,000	Fixed Rate 2.510		Floating Rate 1.871	#	June 17, 2013	622,200
Bank of America, N.A.	EUR	5,181	Fixed Rate 4.415		Floating Rate 0.00	^	October 7, 2018	31,330
Bank of America, N.A.		$23,385	Fixed Rate 4.779		Floating Rate 0.00	#	October 10, 2018	1,705,000
Goldman Sachs & Co.		4,610	Fixed Rate 4.79		Floating Rate 0.00	#	October 7, 2023	224,277
Bank of America, N.A.		9,220	Fixed Rate 4.797		Floating Rate 0.00	#	October 7, 2023	451,047
Deutsche Bank AG, New York	EUR	7,780	Fixed Rate 4.957		Floating Rate 0.00	^	July 24, 2018	286,370
Bank of America, N.A.		$2,480	Fixed Rate 4.983		Floating Rate 0.00	#	April 15, 2018	209,684
Merrill Lynch & Co., Inc.		3,305	Fixed Rate 5.00		Floating Rate 0.00	#	April 15, 2018	281,883
Bank of America, N.A.		3,005	Fixed Rate 5.07		Floating Rate 0.00	#	April 14, 2018	265,191
Deutsche Bank AG, New York	EUR	6,950	Fixed Rate 5.238		Floating Rate 0.00	^	July 10, 2023	243,839
Deutsche Bank AG, New York	EUR	4,650	Fixed Rate 5.239		Floating Rate 0.00	^	July 9, 2023	268,080
Deutsche Bank AG, New York	EUR	4,915	Fixed Rate 5.268		Floating Rate 5.13	^	July 3, 2023	178,181
Citibank N.A. New York		$4,000	Fixed Rate 5.275		Floating Rate 3.535	#	October 25, 1937	1,998,040
Citibank N.A. New York		1,375	Fixed Rate 5.44		Floating Rate 2.181	#	May 29, 2017	309,746
Citibank N.A. New York		22,000	Fixed Rate 5.448		Floating Rate 2.388	#	August 9, 2017	5,055,380
Bank of America, N.A.		14,287	Fixed Rate 5.556		Floating Rate 0.00	#	July 24, 2023	1,092,527
Bank of America, N.A.		12,745	Floating Rate 0.00	#	Fixed Rate 3.903		September 10, 2013	(1,011,443)
Bank of America, N.A.	EUR	6,498	Floating Rate 0.00	^	Fixed Rate 4.390		October 7, 2023	2,168
Bank of America, N.A.		$7,371	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	(544,805)
Goldman Sachs & Co.		3,685	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	(272,358)
Deutsche Bank AG, New York	EUR	5,535	Floating Rate 0.00	^	Fixed Rate 4.860		July 10, 2018	(177,114)
Deutsche Bank AG, New York	EUR	6,100	Floating Rate 0.00	^	Fixed Rate 4.861		July 9, 2018	(195,702)
Deutsche Bank AG, New York	EUR	9,758	Floating Rate 0.00	^	Fixed Rate 5.188		July 24, 2023	(321,469)
Bank of America, N.A.		$11,129	Floating Rate 0.00	#	Fixed Rate 5.38		July 24, 2018	(1,107,113)
Bank of America, N.A.		2,980	Floating Rate 0.00	#	Fixed Rate 5.38		April 15, 2023	(212,027)
Merrill Lynch & Co., Inc.		4,185	Floating Rate 0.00	#	Fixed Rate 5.395		April 15, 2023	(300,023)
Bank of America, N.A.		3,845	Floating Rate 0.00	#	Fixed Rate 5.47		April 14, 2023	(286,068)
JPMorgan Chase N.A. New York		8,625	Floating Rate 1.466	#	Fixed Rate 3.966		March 25, 2018	(1,042,245)
JPMorgan Chase N.A. New York		8,300	Floating Rate 1.466	#	Fixed Rate 3.966		March 25, 2018	(1,002,972)
JPMorgan Chase N.A. New York		1,300	Floating Rate 2.21	#	Fixed Rate 4.582		December 4, 2017	(216,632)
Bank of America, N.A.		9,000	Floating Rate 3.026	#	Fixed Rate 4.664		August 4, 2018	(1,625,940)
Bank of America, N.A.		5,307	Floating Rate 4.819	#	Fixed Rate 4.242		October 10, 1938	(1,598,309)
Deutsche Bank AG, New York	EUR	3,925	Floating Rate 5.13	^	Fixed Rate 4.934		July 1, 2018	(142,182)

			Net Unrealized Appreciation					$6,329,998

EUR Euro

#	Floating rate represents USD-3 Months LIBOR

^	Floting rate represents EUR-6 Months EURIBOR

Credit Default Swap Contracts Open at December 31, 2008

								CREDIT
		NOTIONAL			UNREALIZED			RATING
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		OF REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OBLIGATION*

Bank of America, N.A.
Carnival Corp.	Buy	$605	1.57%	March 20, 2018	$79,249	-	$79,249	A-
Bank of America Securities LLC
Centurytel Inc.	Buy	395	0.88	September 20, 2017	18,565	-	18,565	BBB-
Bank of America Securities LLC
Toll Brothers, Inc.	Buy	770	2.90	March 20, 2013	(20,820)	-	(20,820)	BBB-
Citigroup Global Markets
Pitney Bowes Inc.	Buy	505	0.48	March 20, 2013	14,646	-	14,646	A
Goldman Sachs International
Avalonbay Communities Inc.	Buy	375	3.05	March 20, 2013	38,999	-	38,999	BBB+
Goldman Sachs International
DJ CDX, N.A.	Sell	3,316	1.40	December 20, 2012	(279,768)	195,786	(475,554)	NR
Goldman Sachs International
DJ CDX, N.A.	Sell	4,304	1.55	June 20, 2013	(126,244)	(24,562)	(101,682)	NR
Goldman Sachs International
DJ CDX, N.A.	Sell	1,547	1.40	December 20, 2012	(136,080)	85,753	(221,833)	NR
Goldman Sachs International
DJ CDX, N.A.	Sell	1,474	1.40	December 20, 2012	(127,930)	83,504	(211,407)	NR
Goldman Sachs International
Sealed Air Corp.	Buy	250	1.08	March 20, 2018	57,168	-	57,168	NR
J.P. Morgan Chase
Nordstrom, Inc.	Buy	485	1.15	March 20, 2018	102,709	-	102,709	A-
J.P. Morgan Chase
Nordstrom, Inc.	Buy	285	1.07	March 20, 2018	61,753	-	61,753	A-

		Total Credit Default Swaps			$(317,753)	$340,481	$(658,207)

NR — Not Rated

*	Credit Rating as issued by Standard & Poors.

MS Income Securities Inc.
Notes to the Portfolio of Investments
12/31/2008
FAS 157
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$136,184,850	$13,676,665	$122,503,576	$4,609
Other Financial Instruments*	3,741,349	(2,270,896)	6,012,245	—

Total	$139,926,199	$11,405,769	$128,515,821	$4,609

*	Other financial instruments include futures and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$106,022
Net purchases (sales)	(124,379)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,242,091
Realized gains (losses)	(1,219,125)

Ending Balance	$4,609

Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2008	($11,047)

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest valued price published by the commodities exchange on which they trade; (4)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
FAS 133
The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Income Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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